Other current and non-current liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Other current liabilities	€ 16,526	€ 29,487
Other non-current liabilities	0
Cash and cash equivalents	19,307	117,686		€ 585
CGU Thom Browne Korea Ltd.
Disclosure of financial liabilities [line items]
Deferred consideration	9,066	18,991	€ 18,583
Other current liabilities		9,302
Other non-current liabilities		9,689
Acquisition of Thom Browne business in South Korea
Disclosure of financial liabilities [line items]
Cash and cash equivalents	9,580	7,991		0
Key Management Personnel
Disclosure of financial liabilities [line items]
Other current financial liabilities	4,912
Other current liabilities	€ 4,912	€ 43,034		€ 6,861